RELATED PARTY TRANSACTIONS - Outstanding Balances (Details) - CAD ($) $ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of transactions between related parties [line items]
Accounts receivable	$ 29.4	$ 45.8
Contract assets	461.9
Accounts payable and accrued liabilities	5.8	5.7
Contract liabilities	309.0	260.2
Joint ventures
Disclosure of transactions between related parties [line items]
Accounts receivable	33.3	51.2
Contract assets	14.3	38.5
Other non-current assets	26.4	25.6
Accounts payable and accrued liabilities	5.8	5.7
Contract liabilities	22.0	28.8
Other non-current liabilities	$ 1.5	$ 1.7